Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Net income	$ 18,455	$ 43,177
Non-cash and non-operating items:
Unrealized loss on non-designated derivative instruments (note 11)	22,173	9,666
Depreciation and amortization	64,268	69,464
Write-down of vessels (note 15)	45,000	0
Unrealized foreign currency exchange loss including the effect of the settlement of cross currency swaps (note 11)	3,660	4,727
Equity income, net of dividends received $14,852 (2019 – $17,274)	(17,676)	9,958
Amortization of deferred financing issuance costs included in interest expense	3,001	5,170
Other Non-cash items	1,823	3,828
Receipts from direct financing and sales-type leases	267,463	6,050
Expenditures for dry docking	(1,927)	(6,335)
Other non-cash operating assets and liabilities	17,621	(28,827)
Net operating cash flow	423,861	116,878
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	446,650	126,263
Scheduled repayments of long-term debt and settlement of related swaps (note 11)	(194,831)	(66,310)
Prepayments of long-term debt	(525,021)	(168,787)
Financing issuance costs	(2,601)	(989)
Proceeds from financing related to sales and leaseback of vessels	0	158,680
Scheduled repayments of obligations related to finance leases	(34,893)	(33,855)
Repurchase of common units (note 13)	(15,635)	(12,056)
Cash distributions paid	(47,295)	(39,315)
Acquisition of non-controlling interest in certain of the Partnership's subsidiaries (note 10d)	(2,219)	0
Dividends paid to non-controlling interest	0	(55)
Net financing cash flow	(375,845)	(36,424)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(8,832)	(82,575)
Capital contributions and advances to equity-accounted joint ventures	0	(15,555)
Net investing cash flow	(8,832)	(98,130)
Increase (decrease) in cash, cash equivalents and restricted cash	39,184	(17,676)
Cash, cash equivalents and restricted cash, beginning of the period	253,291	222,864
Cash, cash equivalents and restricted cash, end of the period	$ 292,475	$ 205,188